4. STOCKHOLDERS' EQUITY/DEFICIT (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Sales of unregistered securities - Issuance - For Cash		40,000
Issuance - For Debt Repayment		152,117
Series B Conversion	206,626	1,006,777
Series B Dividends		11,086
Option Exercised	0	1,786	2,424
Warrant Exercised - Cashless		95,413
Warrant Exercised - For Cash		13,500
Issued for December 2014 public offering warrant exchange		26,190
Issued for Consulting Services		36,697
Series C Preferred Stock Conversions	206,626	1,006,777
Series C Preferred Stock Dividends	117,865	18,562
Common Stock Issued as Payment for Accrued Dividends	38
Convertible Debt Conversions	24,659
Series C Exchanges	22,996
Series B Tranche B Warrants Exchanges	14,766
Total	386,950	1,402,128